Noncontrolling Interests - Additional Information (Detail) ¥ / shares in Units, $ / shares in Units, $ in Thousands, ¥ in Millions										1 Months Ended	12 Months Ended
	Jul. 10, 2018 USD ($)	Jul. 10, 2018 CNY (¥)	Nov. 01, 2017 USD ($)	Nov. 01, 2017 CNY (¥)	Mar. 29, 2017 USD ($)	Mar. 29, 2017 CNY (¥)	Dec. 08, 2016 USD ($)	Dec. 08, 2016 CNY (¥) ¥ / shares shares	Jul. 02, 2008	Jan. 31, 2016 USD ($)	Sep. 30, 2017 USD ($) $ / shares	Sep. 30, 2018 $ / shares	Jun. 30, 2017	Sep. 30, 2016	May 31, 2016	Apr. 18, 2008 $ / shares shares
Noncontrolling Interest [Line Items]
Maximum number of ordinary shares that may be issued pursuant to the Prior Plan, shares | shares																11,652,556
Maximum number of ordinary shares that may be issued pursuant to the New Plan, percent									5.00%
Ordinary shares, par value | $ / shares											$ 0.0001	$ 0.0001				$ 0.0001
Zhengbao Yucai
Noncontrolling Interest [Line Items]
Maximum number of ordinary shares that may be issued pursuant to the New Plan, percent							40.50%	40.50%
Ordinary shares, par value | ¥ / shares								¥ 1.99
Total fund raised by share issuance							$ 11,900	¥ 83.3
Combined equity interest percentage								59.50%
Zhengbao Yucai | Subsidiaries of Variable Interest Entities (The Group)
Noncontrolling Interest [Line Items]
Noncontrolling interest, ownership percentage by parent								60.10%
Zhengbao Yucai | Revised Plan | Subsidiaries of Variable Interest Entities (The Group)
Noncontrolling Interest [Line Items]
Noncontrolling interest, ownership percentage by parent								35.80%
Zhengbao Yucai | Revised Plan | Mr.Zhengdong Zhu | Chairman and Chief Executive Officer
Noncontrolling Interest [Line Items]
Percent of equity interest for subscription							63.80%	63.80%
Zhengbao Yucai | Prior Plans | Independent Director Two | Mr.Liankui Hu
Noncontrolling Interest [Line Items]
Percent of equity interest for subscription							24.60%	24.60%
Beijing Ruida Chengtai Education Technology Co., Ltd. (''Beijing Ruida'')
Noncontrolling Interest [Line Items]
Noncontrolling interest, additional ownership percentage by non controlling owners	11.00%	11.00%
Total consideration	$ 5,931	¥ 39.6
Beijing Ruida Chengtai Education Technology Co., Ltd. (''Beijing Ruida'') | Subsidiaries of Variable Interest Entities (The Group)
Noncontrolling Interest [Line Items]
Noncontrolling interest, ownership percentage by non controlling owners												49.00%
Noncontrolling interest, ownership percentage by parent	51.00%	51.00%											40.00%
Jiangsu Zhengbao Asset Financial Advisory Co., Ltd
Noncontrolling Interest [Line Items]
Total consideration			$ 6,059	¥ 40.0
Jiangsu Zhengbao Asset Financial Advisory Co., Ltd | Subsidiaries of Variable Interest Entities (The Group)
Noncontrolling Interest [Line Items]
Noncontrolling interest, ownership percentage by non controlling owners												20.00%
Noncontrolling interest, ownership percentage by parent			80.00%	80.00%
Maximum | Zhengbao Yucai
Noncontrolling Interest [Line Items]
Maximum number of ordinary shares that may be issued pursuant to the Prior Plan, shares | shares								41,880,000
Beijing Zhengbao Yucai Education Technology Co., Ltd. (''Zhengbao Yucai'')
Noncontrolling Interest [Line Items]
Increase in China Distance Education Holdings Limited additional paid-in capital resulting from subscription of common shares of Zhengbao Yucai											$ 1,090
Beijing Zhengbao Yucai Education Technology Co., Ltd. (''Zhengbao Yucai'') | Beijing Champion Tongxin Management Consulting LLP ("Tongxin")
Noncontrolling Interest [Line Items]
Noncontrolling interest, ownership percentage by non controlling owners										39.94%
Capital injection from noncontrolling interest shareholders										$ 4,824
Beijing Zhengbao Yucai Education Technology Co., Ltd. (''Zhengbao Yucai'') | Subsidiaries of Variable Interest Entities (The Group)
Noncontrolling Interest [Line Items]
Noncontrolling interest, ownership percentage by parent														60.06%
Beijing Champion Tongxin Management Consulting LLP ("Tongxin") | Mr.Zhengdong Zhu
Noncontrolling Interest [Line Items]
Ownership interest of co-general partner										53.11%
Xiamen NetinNet Software Co., Ltd (''Xiamen NetinNet'') | Subsidiaries of Variable Interest Entities (The Group)
Noncontrolling Interest [Line Items]
Noncontrolling interest, ownership percentage by non controlling owners														20.00%
Noncontrolling interest, ownership percentage by parent															80.00%
Beijing Haidian District Champion Training School (''Beijing Training School'')
Noncontrolling Interest [Line Items]
Increase in China Distance Education Holdings Limited additional paid-in capital resulting from subscription of common shares of Zhengbao Yucai							$ 1,090
Beijing Champion Distance Education Technology Co., Ltd. (''Champion Technology'')
Noncontrolling Interest [Line Items]
Capital injection from noncontrolling interest shareholders					$ 33,217	¥ 221.0
Beijing Champion Distance Education Technology Co., Ltd. (''Champion Technology'') | Beijing Zhengbao Yucai Education Technology Co., Ltd. (''Zhengbao Yucai'')
Noncontrolling Interest [Line Items]
Noncontrolling interest, ownership percentage by non controlling owners					80.00%	80.00%